Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Retirement Benefits

UNITED STATES DOLLAR
	2017	2016	2015

All employees are members of various defined contribution retirement schemes.